Significant Accounting Policies - Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Loss Per Share for Each Class of Common Stock (Details) - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income/ (loss), including accretion of temporary equity	$ 2,952,221	$ (13,613,043)		$ (26,692,609)
Denominator:
Weighted-average shares outstanding	34,500,000	11,883,333		28,923,288
Basic and diluted net income/(loss) per share	$ 0.09	$ (1.15)		$ (0.92)
Class F Common Stock
Numerator:
Allocation of net income/ (loss), including accretion of temporary equity	$ 738,055	$ (8,782,609)	$ (1,200)	$ (7,741,729)
Denominator:
Weighted-average shares outstanding	8,625,000	7,666,667	8,625,000	8,388,699
Basic and diluted net income/(loss) per share	$ 0.09	$ (1.15)	$ 0	$ (0.92)